COMMITMENTS AND CONTINGENCIES - SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2021	$ 8,975
2022	25,150	$ 12,159
2023	22,841	16,590
2024	18,291	13,779
2025	17,239	10,688
Thereafter	22,270
Total undiscounted lease payments	114,766	72,872
Less: present value discount	(17,965)	(12,675)
Less: lease incentives	(10,051)	(6,116)
Total lease liabilities	$ 86,750	$ 54,081	$ 37,800